DEFERRED INCOME TAXES - Net Deferred Income Tax Assets (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Deferred income tax assets	€ 185	€ 163
Deferred income tax liabilities	(24)	(22)
Net deferred income tax assets	€ 161	€ 141